UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07420

Exact name of registrant as specified in charter:	Delaware Investments® Minnesota
Municipal Income Fund II, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2017

Item 1. Schedule of Investments.

Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc.
June 30, 2017 (Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds – 142.25%
Corporate-Backed Revenue Bonds – 2.87%
Laurentian Energy Authority I
Cogeneration Revenue
Series A 5.00% 12/1/21	3,325,000	$3,314,460
St. Paul Port Authority
Revenue
(Gerdau St. Paul Steel Mill
Project) Series 7 144A
4.50% 10/1/37 (AMT) #	1,715,000	1,514,619
		4,829,079
Education Revenue Bonds – 21.64%
Brooklyn Park Charter School
Lease
(Prairie Seeds Academy
Project)
Series A 5.00% 3/1/34	990,000	1,026,947
Series A 5.00% 3/1/39	170,000	174,785
Cologne Charter School Lease
Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	270,000	283,638
Series A 5.00% 7/1/45	445,000	454,723
Deephaven Charter School
(Eagle Ridge Academy
Project)
Series A 5.25% 7/1/37	590,000	622,303
Series A 5.25% 7/1/40	500,000	526,340
Forest Lake Minnesota
Charter School Revenue
(Lake International
Language Academy)
5.75% 8/1/44	705,000	761,731
Hugo Charter School Lease
Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	255,000	260,740
Series A 5.00% 7/1/44	775,000	783,665
Minneapolis Charter School
Lease Revenue
(Hiawatha Academies
Project)
Series A 5.00% 7/1/36	750,000	752,700
Series A 5.00% 7/1/47	900,000	888,624
Minneapolis Student Housing
Revenue
(Riverton Community
Housing Project)
5.25% 8/1/39	205,000	209,859
5.50% 8/1/49	990,000	1,019,621
Minnesota Charter School
Lease Revenue
(Beacon Academy Project)
Series A 5.00% 7/1/46	305,000	294,255
Minnesota Higher Education
Facilities Authority Revenue
(Bethel University) 5.00%
5/1/47	1,250,000	1,370,687
(Carleton College)
4.00% 3/1/36	485,000	519,954
5.00% 3/1/44	905,000	1,060,886
(College of St. Benedict)
Series 7-M 5.00% 3/1/31	300,000	322,992
Series 7-M 5.125%
3/1/36	275,000	297,014
(St. Catherine University)
Series 7-Q 5.00%
10/1/32	700,000	769,685
(St. Johns University)
Series 8-I 5.00% 10/1/31	235,000	272,475
Series 8-I 5.00% 10/1/34	35,000	40,027
(St. Olaf College) Series
8-N 4.00% 10/1/35	590,000	627,034
(St. Scholastic College)
Series H 5.25% 12/1/35	1,000,000	1,049,720
(University of St. Thomas)
Series 7-A 5.00%
10/1/39	1,000,000	1,072,950
Series 7-U 5.00% 4/1/22	750,000	866,063
Otsego Charter School
(Kaleidoscope Charter
School)
Series A 5.00% 9/1/34	230,000	238,107
Series A 5.00% 9/1/44	400,000	409,408
Rice County Educational
Facilities Revenue
(Shattuck-St. Mary’s
School) Series A 144A
5.00% 8/1/22 #	1,250,000	1,323,487
St. Cloud Charter School
Lease Revenue
(Stride Academy Project)
Series A 5.00% 4/1/46	375,000	264,004
St. Paul Housing &
Redevelopment Authority
Charter School Lease
Revenue
(Academia Cesar Chavez
School Project) Series A
5.25% 7/1/50	850,000	863,872

(continues)     NQ-OVJ [12/16] 2/17 (239714) 1

Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc. (Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul Housing &
Redevelopment Authority
Charter School Lease
Revenue
(Nova Classical Academy
Project)
Series A 4.125% 9/1/47	750,000	$737,873
Series A 6.375% 9/1/31	750,000	829,365
(Twin Cities Academy
Project) Series A 5.30%
7/1/45	630,000	646,185
University of Minnesota
Series A 5.25% 12/1/28	500,000	565,780
Series A 5.25% 4/1/29	1,000,000	1,069,030
Series C 5.00% 12/1/19	1,290,000	1,386,479
Series D 5.00% 12/1/27	1,110,000	1,267,753
Series D 5.00% 12/1/28	1,880,000	2,142,880
Series D 5.00% 12/1/29	2,265,000	2,577,570
Series D 5.00% 12/1/31	1,000,000	1,138,420
Series D 5.00% 12/1/36	3,000,000	3,387,960
State Supported Stadium
Debt Series A 5.00%
8/1/26	1,000,000	1,221,420
		36,399,011
Electric Revenue Bonds – 12.63%
Central Minnesota Municipal
Power Agency Revenue
(Brookings Southeast Twin
Cities Transportation)
5.00% 1/1/32	1,130,000	1,253,159
(Brookings Twin Cities
Transmission Project)
5.00% 1/1/42	1,000,000	1,096,460
Chaska Electric Revenue
Series A 5.00% 10/1/28	445,000	524,842
Minnesota Municipal Power
Agency Electric Revenue
5.00% 10/1/25	500,000	602,845
5.00% 10/1/26	500,000	598,455
5.00% 10/1/27	320,000	380,282
5.00% 10/1/47	1,755,000	2,016,460
Northern Municipal Power
Agency
Series A 5.00% 1/1/26	100,000	115,615
Series A 5.00% 1/1/30	340,000	382,888
Rochester Electric Utility
Revenue
Series A 5.00% 12/1/42	605,000	707,420
Series A 5.00% 12/1/47	985,000	1,146,461
Series B 5.00% 12/1/30	1,300,000	1,524,640
Series B 5.00% 12/1/43	1,000,000	1,147,400
Southern Minnesota
Municipal Power Agency
Supply Revenue
Series A 5.00% 1/1/41	240,000	273,086
Western Minnesota Municipal
Power Agency Supply
Revenue
Series A 5.00% 1/1/25	3,000,000	3,524,880
Series A 5.00% 1/1/26	1,000,000	1,168,080
Series A 5.00% 1/1/33	1,000,000	1,135,690
Series A 5.00% 1/1/40	750,000	842,257
Series A 5.00% 1/1/46	2,500,000	2,796,525
		21,237,445
Healthcare Revenue Bonds – 29.20%
Anoka Health Care Facilities
Revenue
5.375% 11/1/34	610,000	633,534
Apple Valley Senior Living
Revenue
(Senior Living LLC Project)
Series B 5.00% 1/1/47	750,000	765,435
Series D 7.25% 1/1/52	1,000,000	1,009,210
Center City Health Care
Facilities Revenue
(Hazelden Betty Ford
Foundation Project) 5.00%
11/1/27	500,000	573,660
(Hazelden Foundation
Project) 5.00% 11/1/41	1,600,000	1,668,672
Cloquet Housing Facilities
Revenue
(HADC Cloquet Project)
Series A 5.00% 8/1/48	500,000	496,720
Dakota County Community
Development Agency
Senior Housing Revenue
(Walker Highview Hills
Project)
Series A 144A 5.00%
8/1/46 #	370,000	375,791
Series A 144A 5.00%
8/1/51 #	755,000	764,083

2 NQ-OVJ [12/16] 2/17 (239714)

(Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Deephaven Housing &
Healthcare Revenue
(St. Therese Senior Living
Project)
Series A 5.00% 4/1/38	280,000	$284,029
Series A 5.00% 4/1/40	270,000	273,480
Duluth Economic
Development Authority
(St. Luke’s Hospital
Authority Obligation
Group)
5.75% 6/15/32	1,400,000	1,517,684
6.00% 6/15/39	1,000,000	1,092,890
Fergus Falls Health Care
Facilities Revenue
(Lake Region Healthcare)
5.00% 8/1/30	1,000,000	1,001,000
Hayward
(American Baptist Homes
Midwest) 5.75% 2/1/44	500,000	506,990
Hayward Health Care
Facilities Revenue
(St. John’s Lutheran Home
of Albert Lea)
5.375% 10/1/44	680,000	686,032
Maple Grove Health Care
Facilities Revenue
(Maple Grove Hospital
Corporation) 4.00%
5/1/37	1,000,000	1,028,670
(North Memorial Health
Care) 5.00% 9/1/30	865,000	984,776
Minneapolis Health Care
System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	575,155
Series A 5.00% 11/15/34	500,000	573,555
(Unrefunded – Fairview
Health Services) Series B
6.50% 11/15/38 (AGC)	1,940,000	2,070,135
Minneapolis Senior Housing &
Healthcare Revenue
(Ecumen-Abiitan Mill City
Project) 5.00% 11/1/35	220,000	226,373
Minneapolis Senior Housing &
Healthcare Revenue
(Ecumen Mill City Quarter)
5.25% 11/1/45	850,000	876,189
5.375% 11/1/50	200,000	206,138
Minneapolis – St. Paul
Housing & Redevelopment
Authority Health Care
Revenue
(Allina Health System)
Series A 5.00% 11/15/29	585,000	705,370
(Children’s Health Care
Facilities) Series A1 5.00%
8/15/34 (AGM)	500,000	540,310
Rochester Health Care &
Housing Revenue
(Samaritan Bethany)
Series A 7.375% 12/1/41	1,220,000	1,309,194
(The Homestead at
Rochester Project) Series A
6.875% 12/1/48	1,220,000	1,358,263
Rochester Health Care
Facilities Revenue
(Mayo Clinic) 4.00%
11/15/41	4,860,000	5,022,956
Sartell Health Care Facilities
Revenue
(Country Manor Campus
Project)
5.25% 9/1/30	1,000,000	1,040,890
Series A 5.30% 9/1/37	600,000	624,978
Shakopee Health Care
Facilities Revenue
(St. Francis Regional
Medical Center)
4.00% 9/1/31	205,000	217,858
5.00% 9/1/34	165,000	184,783
St. Cloud Health Care
Revenue
(Centracare Health System
Project)
Series A 4.00% 5/1/37	1,295,000	1,370,058
Series A 5.00% 5/1/46	2,800,000	3,180,520
Series B 5.00% 5/1/24	1,400,000	1,680,952
(Unrefunded – Centracare
Health System Project)
5.125% 5/1/30	95,000	103,226
St. Paul Housing &
Redevelopment Authority
Health Care Facilities
Revenue
(Allina Health System)
Series A1 5.25%
11/15/29	640,000	699,085

(continues)     NQ-OVJ [12/16] 2/17 (239714) 3

Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc. (Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing &
Redevelopment Authority
Health Care Facilities
Revenue
(Health Partners Obligation
Group Project)
5.00% 7/1/29	2,000,000	$2,331,460
5.00% 7/1/32	1,100,000	1,259,698
St. Paul Housing &
Redevelopment Authority
Hospital Facility
(Healtheast Care System
Project)
Series A 5.00% 11/15/29	395,000	440,066
Series A 5.00% 11/15/30	290,000	321,636
St. Paul Housing &
Redevelopment Authority
Housing & Health Care
Facilities Revenue
(Senior Episcopal Homes
Project)
5.125% 5/1/48	1,200,000	1,209,948
Series A 4.75% 11/1/31	740,000	739,193
Wayzata Senior Housing
Revenue
(Folkestone Senior Living
Community)
Series A 5.50% 11/1/32	420,000	448,673
Series A 5.75% 11/1/39	945,000	1,010,177
Series A 6.00% 5/1/47	1,475,000	1,573,633
Winona Health Care Facilities
Revenue
(Winona Health Obligation)
4.65% 7/1/26	465,000	495,732
4.75% 7/1/27	785,000	835,389
5.00% 7/1/23	150,000	150,367
5.00% 7/1/34	750,000	795,420
Woodbury Housing &
Redevelopment Authority
Revenue
(St. Therese of Woodbury)
5.125% 12/1/44	1,250,000	1,280,150
		49,120,186
Housing Revenue Bonds – 2.04%
Minneapolis Multifamily
Housing Revenue
(Olson Townhomes Project)
6.00% 12/1/19 (AMT)	345,000	345,179
Minnesota Housing Finance
Agency
(Non Ace – State
Appropriated Housing)
5.00% 8/1/33	1,390,000	1,582,404
Minnesota State Housing
Finance Agency
Homeownership
(Mortgage-Backed
Securities Program) 4.40%
7/1/32 (GNMA) (FNMA)	885,000	945,525
Northwest Multi-County
Housing & Redevelopment
Authority
(Pooled Housing Program)
5.50% 7/1/45	560,000	563,976
		3,437,084
Lease Revenue Bonds – 14.14%
Minnesota State General
Fund Revenue
Appropriations
Series A 5.00% 6/1/32	780,000	899,644
Series A 5.00% 6/1/38	5,500,000	6,274,840
Series A 5.00% 6/1/43	1,750,000	1,989,295
Series B 4.00% 3/1/26	3,000,000	3,297,840
Series B 5.00% 3/1/29	3,525,000	4,038,240
University of Minnesota
Special Purpose Revenue
(State Supported Biomed
Science Research)
5.00% 8/1/35	1,040,000	1,141,951
5.00% 8/1/36	4,000,000	4,484,840
Virginia Housing &
Redevelopment Authority
Health Care Facility Lease
Revenue
5.25% 10/1/25	680,000	681,618
5.375% 10/1/30	965,000	966,969
		23,775,237
Local General Obligation Bonds – 10.16%
Burnsville-Eagan-Savage
Independent School District
No 191
(Alternative Facilities)
Series A 4.00% 2/1/28	1,185,000	1,323,965
Duluth Independent School
District No 709
Series A 4.00% 2/1/27	600,000	674,238

4 NQ-OVJ [12/16] 2/17 (239714)

(Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Duluth, Minnesota
(Improvement DECC)
Series A 5.00% 2/1/34	545,000	$637,290
Hennepin County
Series A 5.00% 12/1/36	1,300,000	1,555,554
Series A 5.00% 12/1/41	1,060,000	1,254,775
Hopkins Independent School
District No. 270
Series A 5.00% 2/1/28	1,000,000	1,119,190
Mahtomedi Independent
School District No. 832
(School Building) Series A
5.00% 2/1/28	515,000	614,601
Metropolitan Council Waste
Water Revenue
Series C 4.00% 3/1/31	1,355,000	1,517,465
Series C 4.00% 3/1/32	1,405,000	1,565,816
Mountain Iron-Buhl
Independent School District
No. 712
(School Building) Series A
4.00% 2/1/26	1,315,000	1,517,208
St Michael-Albertville
Independent School District
No. 885
(School Building) Series A
5.00% 2/1/27	1,300,000	1,590,550
St. Paul Independent School
District No. 625
(School Building) Series B
5.00% 2/1/26	1,000,000	1,170,190
Willmar
(Rice Memorial Hospital
Project) Series A 4.00%
2/1/32	2,440,000	2,552,777
		17,093,619
Pre-Refunded/Escrowed to Maturity Bonds – 23.30%
Anoka Health Care Facilities
Revenue
(Homestead Anoka Project)
Series A 7.00%
11/1/46-19 §	1,200,000	1,369,296
Dakota-Washington Counties
Housing & Redevelopment
Authority Single Family
Residential Mortgage
Revenue
(City of Bloomington)
Series B 8.375% 9/1/21
(GNMA) (AMT)	7,055,000	8,952,160
Deephaven Charter School
(Eagle Ridge Academy
Project) Series A 5.50%
7/1/43-23 §	500,000	601,985
Minneapolis Health Care
System Revenue
(Fairview Health Services)
Series A 6.625%
11/15/28-18 §	1,150,000	1,238,263
Series B 6.50%
11/15/38-18 (AGC) §	355,000	381,668
Minneapolis Revenue
(National Marrow Donor
Program Project)
Series NMDP 4.875%
8/1/25-18 §	1,000,000	1,042,080
Minnesota Higher Education
Facilities Authority Revenue
(Carleton College) Series D
5.00% 3/1/30-19 §	1,120,000	1,193,595
Minnesota Public Safety Radio
5.00% 6/1/23-19 §	2,595,000	2,790,274
Rocori Independent School
District No. 750
(School Building)
Series B 5.00%
2/1/22-19 §	1,010,000	1,073,398
Series B 5.00%
2/1/24-19 §	1,075,000	1,142,478
Series B 5.00%
2/1/25-19 §	1,115,000	1,184,988
Series B 5.00%
2/1/26-19 §	1,155,000	1,227,499
Southern Minnesota
Municipal Power Agency
Supply Revenue
Series A 5.25%
1/1/30-19 §	780,000	829,202
St. Cloud Health Care
Revenue
(Centracare Health System
Project)
5.50% 5/1/39-19 (AGC) §	1,500,000	1,621,050
Series A 5.125%
5/1/30-20 §	5,080,000	5,645,810
St. Louis Park Health Care
Facilities Revenue
(Park Nicollet Health
Services) 5.75%
7/1/39-19 §	2,000,000	2,185,400

(continues)     NQ-OVJ [12/16] 2/17 (239714) 5

Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc. (Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
St. Paul Housing &
Redevelopment Authority
Health Care Facilities
Revenue
(Allina Health System)
Series A1 5.25%
11/15/29-19 §	755,000	$828,107
St. Paul Sewer Revenue
Series D 5.00%
12/1/21-18 §	1,325,000	1,374,687
University of Minnesota
Series A 5.50% 7/1/21	4,000,000	4,507,320
		39,189,260
Special Tax Revenue Bonds – 2.67%
Guam Government Business
Privilege Tax Revenue
Series A 5.25% 1/1/36	150,000	159,243
Hennepin County Sales Tax
Revenue
(Second Lien-Ballpark
Project) Series B 4.75%
12/15/27	1,905,000	1,937,823
Minneapolis Community
Planning & Economic
Development Department
(Limited Tax Supported
Common Bond Fund)
6.25% 12/1/30	1,000,000	1,140,750
Minneapolis Revenue
(YMCA Greater Twin Cities
Project) 4.00% 6/1/29	165,000	176,372
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	935,000	1,077,550
		4,491,738
State General Obligation Bonds – 15.12%
Minnesota State
Series A 5.00% 8/1/24	4,500,000	5,514,300
Series A 5.00% 8/1/29	700,000	845,803
(State Trunk Highway)
Series B 5.00% 10/1/22	5,500,000	6,349,035
Series B 5.00% 10/1/29	3,315,000	3,805,222
(State Various Purpose)
Series D 5.00% 8/1/24	2,700,000	3,007,584
(Various Purposes) Series F
5.00% 10/1/22	5,000,000	5,908,400
		25,430,344
Transportation Revenue Bonds – 7.26%
Minneapolis – St. Paul
Metropolitan Airports
Commission Revenue
5.00% 1/1/21	600,000	677,100
5.00% 1/1/22	670,000	752,410
Subordinate
Series A 5.00% 1/1/31	410,000	492,763
Series A 5.00% 1/1/32	1,255,000	1,500,164
Series B 5.00% 1/1/26	540,000	614,164
Series B 5.00% 1/1/26
(AMT)	500,000	571,045
Series B 5.00% 1/1/27	1,190,000	1,352,340
Series B 5.00% 1/1/30	500,000	559,250
Series B 5.00% 1/1/31	250,000	278,943
Series C 5.00% 1/1/33	2,000,000	2,379,600
Series C 5.00% 1/1/36	1,000,000	1,178,790
Series C 5.00% 1/1/46	1,245,000	1,447,325
St. Paul Port Authority
Revenue
(Amherst H. Wilder
Foundation) Series 3
5.00% 12/1/36	380,000	400,467
		12,204,361
Water & Sewer Revenue Bonds – 1.22%
Guam Government
Waterworks Authority
5.00% 1/1/46	725,000	790,228
Metropolitan Council Waste
Water Revenue
Series B 4.00% 9/1/27	1,145,000	1,265,603
		2,055,831
Total Municipal Bonds
(cost $228,890,329)		239,263,195

6 NQ-OVJ [12/16] 2/17 (239714)

(Unaudited)

	Principal	Value
	Amount°	(US $)
Short-Term Investments – 1.10%
Variable Rate Demand Notes – 1.10%¤
Minneapolis – St. Paul
Housing & Redevelopment
Authority Health Care
Revenue
Series A-II (Children’s
Hospital Clinics)
0.71% 8/15/37 (AGM)	1,650,000	$1,650,000
Series B-1 (Allina Health
System)
0.73% 11/15/35
(LOC – JPMorgan Chase
Bank N.A.)	200,000	200,000
Total Short-Term
Investments
(cost $1,850,000)		1,850,000

Total Value of
Securities – 143.35%
(cost $230,740,329)		241,113,195
Liquidation Value of
Preferred
Stock – (44.59%)		(75,000,000)
Receivables and Other
Assets Net of
Liabilities – 1.24%		2,092,408
Net Assets Applicable to
11,504,975 Shares
Outstanding – 100.00%		$168,205,603
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2017, the aggregate value of Rule 144A securities was $3,977,980, which represents 2.36% of the Fund’s net assets.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of June 30, 2017.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
FNMA – Federal National Mortgage Association Collateral
GNMA – Government National Mortgage Association Collateral
LOC – Letter of Credit
N.A. – National Association

See accompanying notes.

NQ-OVJ [12/16] 2/17 (239714) 7

Notes
Delaware Investments® Minnesota Municipal Income Fund II, Inc.
June 30, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Investments Minnesota Municipal Income Fund II, Inc. (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$230,740,329
Aggregate unrealized appreciation of investments	$11,125,996
Aggregate unrealized depreciation of investments	(753,130)
Net unrealized appreciation of investments	$10,372,866

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

8 NQ-OVJ [12/16] 2/17 (239714)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Securities	Level 2
Assets:
Municipal Bonds	$239,263,195
Short-Term Investments	1,850,000
Total Value of Securities	$241,113,195

During the period ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-OVJ [12/16] 2/17 (239714) 9

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: